Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ECOPETROL S.A.
Entity Central Index Key	0001444406
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	EC
Entity Common Stock, Shares Outstanding	41,116,694,690
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes